Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Navios Partners
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Loss on investments in Navios Partners	$ 0	$ 55,524	$ 0
Three vessels
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Impairment loss	92,013
Chartered-in vessels
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Impairment loss	$ 38,636
Four vessels
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Impairment loss		$ 179,186